Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share data):

	Years Ended December 31,
	2021		2020
	Class A	Class B	Common
Net loss attributable to common stockholders	$(8,032)	$(87,293)	$(75,234)
Weighted average shares used in computing net loss per share attributable to Class A and Class B common stockholders, basic and diluted	12,330	134,007	90,190
Net loss per share attributable to Class A and Class B common stockholders, basic and diluted	$(0.65)	$(0.65)	$(0.83)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive securities outstanding have been excluded from the computations of diluted net loss per share because such securities have an anti-dilutive impact due to losses reported (in thousands):

	As of December 31,
	2021	2020
Redeemable convertible preferred stock	—	190,477
Outstanding stock options	58,278	46,973
Unvested RSUs	2,511	—
Unvested early exercised stock options subject to repurchase	422	693
Unvested restricted stock	3,210	7,062
Contingently issuable shares	181	204
Total	64,602	245,409